INVESTMENTS - Net working capital (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Madeira Energia S.A. (MESA)
Disclosure of associates and joint ventures
Net working capital	R$ (204,792)	R$ (427,060)
Norte Energia S.A.
Disclosure of associates and joint ventures
Net working capital	(160,351)	(3,309,499)
Teles Pires Participaes
Disclosure of associates and joint ventures
Net working capital	(42,936)	(163,912)
Enerpeixe S.A.
Disclosure of associates and joint ventures
Net working capital	(317,286)	(190,832)
Chapecoense Geracao S.A
Disclosure of associates and joint ventures
Net working capital	(106,306)	(72,445)
Amazonas GT
Disclosure of associates and joint ventures
Net working capital	(411,972)	(212,217)
Eletronuclear
Disclosure of associates and joint ventures
Net working capital	R$ (512,826)	R$ (674,316)